                     Registration  Nos. 333-26323/811-08203

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

     Post-Effective Amendment No. 1                              /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

     Amendment No. 1                                             /X/

                      Fiscal Year Ended December 31, 1997

                T. Rowe Price Diversified Small-Cap Growth Fund, Inc. Exact Name of Registrant as Specified in Charter

       100 East Pratt Street, Baltimore, Maryland                   21202
                Address of Principal Executive Offices Zip Code

                                  410-345-2000
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                     Name and Address of Agent for Service

Approximate Date of Proposed Public Offering                      March 13, 1998
                                                                   -------------

     It is proposed that this filing will become effective (check appropriate box):

     /X/      immediately upon filing pursuant to paragraph (b)
     / /      on (date), pursuant to paragraph (b)
     / /      60 days after filing pursuant to paragraph (a)(i)
     / /      on (date) pursuant to paragraph (a)(i)
     / /      75 days after filing pursuant to paragraph (a)(ii)
     / /      on (date) pursuant to paragraph (a)(ii) of Rule 485

     If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: COMMON STOCK

     The Registration Statement of the T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the "Registrant") on Form N-1A (File No. 811-08203) is hereby amended under the Securities Act of 1933 to supplement the Registrant's prospectus with the audited financial statements contained in the Registrant's Annual Report.

     This Amendment consists of the following:

     Cross Reference Sheet
     Part A of Form N-1A, Revised Prospectus
     Part B of Form N-1A, Statement of Additional Information
     Part C of Form N-1A, Other Information

CROSS REFERENCE SHEET
N-1A Item No.                           Location

                                   PART A

Item 1.   Cover Page                    Cover Page
Item 2.   Synopsis                      Transaction and Fund Expenses
Item 3.   Condensed Financial           +
          Information
Item 4.   General Description of        About the Fund; Fund, Market, and Risk
          Registrant                    Characteristics: What to Expect;
                                        Understanding Fund Performance;
                                        Investment Policies and Practices
Item 5.   Management of the Fund        Transaction and Fund Expenses;
                                        Organization and Management
Item 6.   Capital Stock and Other       Useful Information on Distributions and
          Securities                    Taxes; Organization and Management
Item 7.   Purchase of Securities Being  Pricing Shares and Receiving Sale
          Offered                       Proceeds; Transaction Procedures and
                                        Special Requirements; Account
                                        Requirements and Transaction
                                        Information; Shareholder Services
Item 8.   Redemption or Repurchase      Pricing Shares and Receiving Sale
                                        Proceeds; Transaction Procedures and
                                        Special Requirements; Shareholder
                                        Services
Item 9.   Pending Legal Proceedings     +

                                   PART B

Item 10.  Cover Page                    Cover Page
Item 11.  Table of Contents             Table of Contents
Item 12.  General Information and       +
          History
Item 13.  Investment Objectives and     Investment Objectives and Policies;
          Policies                      Risk Factors; Investment Program;
                                        Investment Restrictions; Investment
                                        Performance
Item 14.  Management of the Registrant  Management of Fund
Item 15.  Control Persons and           Principal Holders of Securities
          Principal Holders of
          Securities
Item 16.  Investment Advisory and       Investment Management Services;
          Other Services                Custodian; Independent Accountants;
                                        Legal Counsel
Item 17.  Brokerage Allocation          Portfolio Transactions; Code of Ethics
Item 18.  Capital Stock and Other       Dividends and Distributions; Capital
          Securities                    Stock
Item 19.  Purchase, Redemption and      Pricing of Securities; Net Asset Value
          Pricing of Securities Being   Per Share; Redemptions in Kind; Federal
                                        Registration of Shares
Item 20.  Tax Status                    Tax Status
Item 21.  Underwriters                  Distributor for the Fund
Item 22.  Calculation of Yield          +
          Quotations of Money Market
          Funds
Item 23.  Financial Statements          +

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement
___________________________________
+    Not applicable or negative answer

T. Rowe Price
Diversified Small-Cap Growth Fund, Inc.

Supplement to prospectus dated June 30, 1997

Financial Highlights

Table 3, which provides information about the fund's financial history, is based on a single share outstanding for the period June 30, 1997 (commencement of operations) to December 31, 1997. The table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by Price Waterhouse LLP, the fund's independent accountants.

 Table 3  Financial Highlights
                         Income From Investment Activities          Less Distributions                   Net Asset Value
     Period   Net Asset  Net            Net Realized    Total From  Net         Net                      Net Asset
     Ended    Value,     Investment     & Unrealized    Investment  Investment  Realized  Total          Value, End
              Beginning  Income (Loss)  Gain (Loss) on  Activities  Income      Gain      Distributions  of Period
              of Period                 Investments

     1997/a/   $10.00     $(0.03)/b/       $0.74/d/       $0.71          -      $(0.01)      $(0.01)          $10.70
--------------------------------------------------------------------------------------------------------------------------


  Table 3  Financial Highlights (continued)
              Returns, Ratios, and Supplemental Data
     Period   Total Return                   Ratio of     Ratio of Net
     Ended    (Includes       Net Assets     Expenses to  Investment    Average     Portfolio
              Reinvested      ($ Thousands)  Average Net  Income to     Commission  Turnover
              Distributions)                 Assets       Average Net   Rate Paid   Rate
                                                          Assets

     1997/a/     7.10%/b/        $72,071      1.25%/bc/   (0.67)%/bc/    $0.0252       13.4%
-----------------------------------------------------------------------------------------------

a    For the period June 30, 1997 (commencement of operations) to December 31,
     1997.
b Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/98.
c    Annualized.
d The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the investment portfolio.

The date of this supplement is March 13, 1998.

F20-041 3/13/98

T. Rowe Price
Diversified Small-Cap Growth Fund, Inc., and
Real Estate Fund, Inc.

Supplement to Statement of Additional Information for the Domestic Equity Funds dated May 1, 1997, as revised

Independent Accountants

     Price Waterhouse LLP, 1306 Concourse Drive, Baltimore, MD 21090-1020, are independent accountants to the T. Rowe Price Diversified Small-Cap Growth Fund, Inc. and the T. Rowe Price Real Estate Fund, Inc. The audited financial statements of the T. Rowe Price Diversified Small-Cap Growth Fund, Inc., for the period June 30, 1997 (commencement of operations) to December 31, 1997, are included in its Annual Report for the period ended December 31, 1997. The audited financial statements of the T. Rowe Price Real Estate Fund, Inc., for the period October 31, 1997 (commencement of operations) to December 31, 1997, are included in its Annual Report for the period ended December 31, 1997. A copy of each
Fund's Annual Report accompanies this Statement of Additional Information. The following financial statements appearing in each Fund's Annual Report for the period ended December 31, 1997, are incorporated into this Statement of Additional Information by reference:

                                                ANNUAL REPORT PAGE

                                             DIVERSIFIED SMALL-CAP
                                                       GROWTH FUND

Financial Highlights, period from June 30, 1997
  (commencement of operations) to December 31, 1997              8
Statement of Net Assets, December 31, 1997                       9-21
Statement of Operations, period from June 30, 1997
  (commencement of operations) to December 31, 1997               22
Statement of Changes in Net Assets, period from
  June 30, 1997 (commencement of operations) to
  December 31, 1997                                              23
Notes to Financial Statements, December 31, 1997                 24-26
Report of Independent Accountants, December 31, 1997             27

                                                  REAL ESTATE FUND

Financial Highlights, period from October 31, 1997
  (commencement of operations) to December 31, 1997              6
Portfolio of Investments, December 31, 1997                      7-9
Statement of Assets and Liabilities, December 31, 1997           10
Statement of Operations, period from October 31, 1997
  (commencement of operations) to December 31, 1997              11
Statement of Changes in Net Assets, period from
  October 31, 1997 (commencement of operations)
  to December 31, 1997                                           12
Notes to Financial Statements, December 31, 1997                 13-15
Report of Independent Accountants, December 31, 1997             16

The date of this supplement is March 13, 1998

     C20-045 3/13/98


                                     PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements. Condensed financial information (Financial Highlights table) is included in Part A of the Registration Statement.

The Financial Highlights, Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets are included in the Annual Report to Shareholders, the pertinent portions of which are incorporated by reference in Part B of the Registration Statement.

(b)  Exhibits.

     (1) Articles of Incorporation of Registrant, dated April 22, 1997 (electronically filed with Initial Registration Statement dated May 1, 1997)

     (2) By-Laws of Registrant (electronically filed with Initial Registration Statement dated May 1, 1997)

     (3)     Inapplicable

     (4) See Article SIXTH, Capital Stock, subparagraphs (b)-(g) of the Articles of Incorporation and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws electronically filed as exhibits to this Registration Statement.

     (5) Investment Management Agreement between Registrant, and T. Rowe Price Associates, Inc., dated April 24, 1997(electronically filed with Amendment No. 1 dated June 24, 1997)

     (6) Underwriting Agreement between Registrant, and T. Rowe Price Investment Services, Inc., dated April 24, 1997 (electronically filed with Amendment No. 1 dated June 24, 1997)

     (7)     Inapplicable

(8)  Custody Agreements.

     (8)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998

     (8)(b) Global Custody Agreement between The Chase Manhattan Bank, N.A., and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995,
             November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997,
             and October 29, 1997

     (9)      Other Agreements.

     (9)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 1998, as amended January 21, 1998.

     (9)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1998, as amended January 21, 1998

     (9)(c) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 1998, as amended January 21, 1998

     (10)     Opinion of Counsel

     (11)     Consent of Independent Accountants

     (12)    Inapplicable

     (13)    Inapplicable

     (14)    Inapplicable

     (15)    Inapplicable

     (16)     Total Return Performance Methodology

     (17)     Financial Data Schedule

     (18)    Inapplicable

     (19)     Other Exhibits

              (a)Power of Attorney

Item 25. Persons Controlled by or Under Common Control With Registrant.

     None.

Item 26. Number of Holders of Securities

     As of February 28, 1998, the Registrant had 9,167 shareholders.

Item 27. Indemnification.

     The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group and ICI Mutual. These policies provide coverage for the named insureds, which include T. Rowe Price Associates, Inc. ("Manager"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund and fifty other investment companies, including, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc.,
T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc.,
T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc.,
T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Balanced Fund, Inc., Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., and T. Rowe Price Real Estate Fund, Inc. The Registrant and the fifty investment companies listed above, with the exception of Institutional International Funds, Inc., and Institutional Equity Funds, Inc., will be collectively referred to as the Price Funds. The investment manager for Institutional Equity Funds, Inc., and the Price Funds, excluding T. Rowe Price International Funds, Inc. and T. Rowe Price International Series, Inc., is the Manager. Price-Fleming is the manager to T. Rowe Price International Funds, Inc., T. Rowe Price International Series, Inc. and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming International Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

     Section 10.01. Indemnification and Payment of Expenses in Advance. The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, who, by reason of his position was, is, or is threatened to be made, a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under applicable Maryland law, as from time to time amended. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under applicable Maryland Law, as from time to time amended. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in applicable Maryland law, as from time to time amended.

     Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

     Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

     (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

     (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

     Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

     (a)     the Indemnitee provides a security for his undertaking; or

     (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

     (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

     Section 10.02 of the Registrant's By-Laws provides as follows:

     Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Manager.

     Rowe Price-Fleming International, Inc. ("Price-Fleming"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly owned subsidiary of the Manager. Price-Fleming was incorporated in Maryland in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

     T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1980 for the purpose of acting as the principal underwriter and distributor for the Price Funds. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a discount brokerage service.

     TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and
T. Rowe Price Retirement Plan Services.

     T. Rowe Price Associates Foundation, Inc. (the "Foundation"), was incorporated in 1981 (and is not a subsidiary of the Manager). The Foundation's overall objective emphasizes various community needs by giving to a broad range of educational, civic, cultural, and health-related institutions. The Foundation has a very generous matching gift program whereby employee gifts designated to qualifying institutions are matched according to established guidelines.

     T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

     T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

     T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of the Manager, is a Maryland-chartered limited-purpose trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee/custodian for employee benefit plans, individual retirement accounts, and common trust funds and as trustee/ investment agent for one trust.

     T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of the Manager, it owns the technology rights, hardware, and software of the Manager and affiliated companies and provides technology services to them.

     TRPH Corporation, a wholly owned subsidiary of the Manager, was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

     T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership established in 1994.

     T. Rowe Price Threshold Fund II, L.P., a Delaware limited partnership, was organized in 1986 by the Manager and invests in private financings of small companies with high growth potential; the Manager is the General Partner of the partnership.

     T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by the Manager and invests in private financings of small companies with high growth potential; T. Rowe Price Threshold Fund Associates, Inc., is the General Partner of this partnership.

     RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming, are its limited partners.

     T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of the Manager. Stable Asset Management, is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable and consistent investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts, and short-term fixed income securities.

     T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of the Manager organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

     T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company organized in 1996. Wholly owned by the Manager and the Trust Company, it serves as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

     T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 and as a non-Canadian Adviser under the Securities Act (Ontario).

     T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in Maryland in 1994 and licensed to do business in several states to act primarily as an insurance agency in connection with the sale of the Price Funds' variable annuity products.

     Since 1983, the Manager has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

     TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of the Manager. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses the Manager's transfer agent, plan administrative services, retirement plan services, and operations support functions.

     TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

     TRP Finance, Inc., a wholly owned subsidiary of the Manager, is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

     T. Rowe Price Strategic Partners Fund L.P. and T. Rowe Price Strategic Partners Fund II, L.P. ("Strategic Partners Funds") are Delaware limited partnerships organized in 1990 and 1992, respectively, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund, L.P. is T. Rowe Price Strategic Partners, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc., a Maryland corporation which is a wholly owned subsidiary of the Manager. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is also T. Rowe Price Strategic Partners Associates, Inc.

     Listed below are the directors and executive officers of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

GEORGE J. COLLINS, Director of the Manager and Price-Fleming. Mr. Collins retired from the offices of the Manager as of April 17, 1997. He continues to serve on the Board of Directors of the Manager.

JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109, Hilton Head Island, South Carolina 29925.

RICHARD L. MENSCHEL, Director of the Manager. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

JOHN W. ROSENBLUM, Director of the Manager. Mr. Rosenblum is the Dean of the Jepson School of Leadership Studies at the University of Richmond and a director of: Comdial Corporation, a manufacturer of telephone systems for businesses; Cone Mills Corporation, a textiles producer; and Providence Journal Company, a publisher of newspapers and owner of broadcast television stations. Mr. Rosenblum's address is: University of Richmond, Richmond, Virginia 23173.

ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland retired as Chairman of Lowe's Companies, Inc., as of January 31, 1998. He is a Director of Hannaford Bros., Co., a food retailer.
Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.

PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a Consultant to Cyprus Amax Minerals Company, Englewood, Colorado and Director of Piedmont Mining Company, Inc., in Charlotte, North Carolina. Mr. Walsh's address is: Pleasant Valley, Peapack, New Jersey 07977.

ANNE MARIE WHITTEMORE, Director of the Manager. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation; the James River Corporation of Virginia; and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

With the exception of Messrs. Collins, Halbkat, Menschel, Rosenblum, Strickland, and Walsh, and Mrs. Whittemore, all of the following directors of the Manager are employees of the Manager.

JAMES S. RIEPE, who is a Vice-Chairman of the Board, Director, and Managing Director of the Manager is also Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; a Director of Price-Fleming, Rhone-Poulenc Rorer, Inc., T. Rowe Price Insurance Agency, Inc.; a Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; a Director and President of TRP Distribution, Inc. and TRP Suburban Second, Inc.

GEORGE A. ROCHE, who is Chairman of the Board, President, and Managing Director of the Manager is also Chairman of the Board of TRP Finance, Inc.; a Director of
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Strategic Partners, Inc., and TRP Suburban, Inc.; and a Director and Vice President of Price-Fleming, T. Rowe Price Threshold Fund, Inc., and TRP Suburban Second, Inc.

M. DAVID TESTA, who is a Vice-Chairman of the Board, Chief Investment Officer, and Managing Director of the Manager is also Chairman of the Board of Price-Fleming; President and Director of T. Rowe Price (Canada), Inc.; a Director and Vice President of T. Rowe Price Trust Company; and a Director of TRPH Corporation.

HENRY H. HOPKINS, who is a Director and Managing Director of the Manager is also a Director of T. Rowe Price Insurance Agency, Inc.; a Vice President and Director of T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., TRP Distribution, Inc., and TRPH Corporation; and a Vice President of Price-Fleming.

JAMES A. C. KENNEDY III, JOHN H. LAPORTE, JR., WILLIAM T. REYNOLDS, AND BRIAN C. ROGERS are Directors and Managing Directors of the Manager. In addition, Mr. Kennedy is also President and Director of T. Rowe Price Strategic Partners Associates, Inc., and a Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; Mr. Reynolds is Chairman of the Board of T. Rowe Price Stable Asset Management and a Director of TRP Finance, Inc.; and Mr. Rogers is a Vice President of T. Rowe Price Trust Company.

CHARLES P. SMITH AND PETER VAN DYKE are Managing Directors of the Manager and Vice Presidents of Price-Fleming. In addition, Mr. Van Dyke is also a Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Stable Asset Management, and T. Rowe Price Trust Company.

EDWARD C. BERNARD is a Managing Director of the Manager and a Director and President of T. Rowe Price Insurance Agency and T. Rowe Price Investment Services, Inc.; a Director of T. Rowe Price Services, Inc., and a Vice President of TRP Distribution, Inc.

STEPHEN W. BOESEL, EDMUND M. NOTZON, and RICHARD T. WHITNEY are Managing Directors of the Manager and Vice Presidents of T. Rowe Price Trust Company.

THOMAS H. BROADUS, JR. is a Managing Director of the Manager and a Vice President of T. Rowe Price (Canada), Inc.

MICHAEL A. GOFF is a Managing Director of the Manager and a Director and the President of T. Rowe Price Investment Technologies, Inc.

ANDREW C. GORESH is a Managing Director of the Manager and a Director and Vice President of TRP Suburban, Inc., and TRP Suburban Second, Inc.

GEORGE A. MURNAGHAN is a Managing Director of the Manager; an Executive Vice President of Price-Fleming; and a Vice President of T. Rowe Price Trust Company.

R. TODD RUPPERT is a Managing Director of the Manager; a Director and the President of TRPH Corporation; and a Vice President of T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company.

CHARLES E. VIETH is a Managing Director of the Manager and a Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Services, Inc. and T. Rowe Price Investment Services, Inc.; and Vice President of TRP Distribution, Inc. and T. Rowe Price (Canada), Inc.

ALVIN M. YOUNGER, JR., who is Chief Financial Officer, Managing Director, Secretary, and Treasurer of the Manager is also Secretary and Treasurer for Price-Fleming, T. Rowe Price (Canada), Inc., T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Recovery Fund Associates, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Strategic Partners Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; and Treasurer and Clerk of T. Rowe Price Insurance Agency of Massachusetts, Inc.; and Director, Vice President, Treasurer, and Secretary of TRP Suburban, Inc., and TRP Suburban Second, Inc.; and Director of TRP Finance, Inc.

PRESTON G. ATHEY, BRIAN W.H. BERGHUIS, MARY J. MILLER, AND CHARLES A. MORRIS are Managing Directors of the Manager.

     Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

     See also "Management of Fund," in Registrant's Statement of Additional Information.

Item 29. Principal Underwriters.

     (a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for eighty-two Price Funds. Investment Services is a wholly owned subsidiary of the Manager, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

     (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                             Positions and                   Positions and
                             Offices With                    Offices With
Name                         Underwriter                     Registrant
James S. Riepe               Chairman of the Board and       Director and
                             Director                        Vice President
Edward C. Bernard            President and Director          None
Henry H. Hopkins             Vice President and Director     Vice President
Charles E. Vieth             Vice President and Director     None
Patricia M. Archer           Vice President                  None
Joseph C. Bonasorte          Vice President                  None
Darrell N. Braman            Vice President                  None
Ronae M. Brock               Vice President                  None
Meredith C. Callanan         Vice President                  None
Christine M. Carolan         Vice President                  None
Joseph A. Carrier            Vice President                  None
Laura H. Chasney             Vice President                  None
Renee M. Christoff           Vice President                  None
Victoria C. Collins          Vice President                  None
Christopher W. Dyer          Vice President                  None
Christine S. Fahlund         Vice President                  None
Forrest R. Foss              Vice President                  None
Andrea G. Griffin            Vice President                  None
Douglas E. Harrison          Vice President                  None
David J. Healy               Vice President                  None
Joseph P. Healy              Vice President                  None
Walter J. Helmlinger         Vice President                  None
Eric G. Knauss               Vice President                  None
Sharon R. Krieger            Vice President                  None
Keith W. Lewis               Vice President                  None
Sarah McCafferty             Vice President                  None
Maurice A. Minerbi           Vice President                  None
Nancy M. Morris              Vice President                  None
George A. Murnaghan          Vice President                  None
Steven E. Norwitz            Vice President                  None
Kathleen M. O'Brien          Vice President                  None
David Oestricher             Vice President                  None
Pamela D. Preston            Vice President                  None
Lucy B. Robins               Vice President                  None
John R. Rockwell             Vice President                  None
Christopher S. Ross          Vice President                  None
Kenneth J. Rutherford        Vice President                  None
Kristin E. Seeberger         Vice President                  None
William F. Wendler II        Vice President                  None
Jane F. White                Vice President                  None
Thomas R. Woolley            Vice President                  None
Alvin M. Younger, Jr.        Secretary and Treasurer         None
Mark S. Finn                 Controller & Vice President     None
Richard J. Barna             Assistant Vice President        None
Catherine L.Berkenkemper     Assistant Vice President        None
Robin C. B. Binkley          Assistant Vice President        None
Patricia S. Butcher          Assistant Vice President        Assistant
                                                             Secretary
Cheryl L. Emory              Assistant Vice President        None
John A. Galateria            Assistant Vice President        None
Edward F. Giltenan           Assistant Vice President        None
Janelyn A. Healey            Assistant Vice President        None
Kathleen Hussey              Assistant Vice President        None
Sandra J. Kiefler            Assistant Vice President        None
Valerie King-Calloway        Assistant Vice President        None
Steven A. Larson             Assistant Vice President        None
Jeanette M. LeBlanc          Assistant Vice President        None
C. Lillian Matthews          Assistant Vice President        None
Janice D. McCrory            Assistant Vice President        None
Danielle N. Nicholson        Assistant Vice President        None
Barbara A. O'Connor          Assistant Vice President        None
JeanneMarie B. Patella       Assistant Vice President        None
Carin C. Quinn               Assistant Vice President        None
David A. Roscum              Assistant Vice President        None
Arthur J. Silber             Assistant Vice President        None
Jerome Tuccille              Assistant Vice President        None
Linda C. Wright              Assistant Vice President        None
Nolan L. North               Assistant Treasurer             None
Barbara A. Van Horn          Assistant Secretary             None

     (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

Item 30. Location of Accounts and Records.

     All accounts, books, and other documents required to be maintained by T. Rowe Price Diversified Small-Cap Growth Fund, Inc. under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by T. Rowe Price Diversified Small-Cap Growth Fund, Inc. at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed T. Rowe Price Services, Inc., at 100 East Pratt Street, Baltimore, Maryland 21202. Custodian activities for T. Rowe Price Diversified Small-Cap Growth Fund, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

     Custody of Registrant's portfolio securities which are purchased outside the United States is maintained by The Chase Manhattan Bank, N.A., London, in its foreign branches or with other U.S. banks. The Chase Manhattan Bank, N.A., London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 31. Management Services.

     Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus.

Item 32. Undertakings.

     (a) Registrant agrees to furnish, upon request and without charge, a copy of its latest Annual Report to each person to whom a prospectus is delivered.

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this March 13, 1998.

                          T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

                          /s/Richard T. Whitney
                    By:   Richard T. Whitney
                          President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature               Title                  Date
---------                -----                  ----

/s/Richard T. Whitney   President              March 13, 1998
Richard T. Whitney      (Chief Executive Officer)

/s/Carmen F. Deyesu    Treasurer               March 13, 1998
Carmen F. Deyesu       (Chief Financial Officer)

*                      Director                March 13, 1998
Donald W. Dick, Jr.

*                      Director                March 13, 1998
David K. Fagin

*                      Director                March 13, 1998
Hanne M. Merriman

/s/James S. Riepe      Director and            March 13, 1998
James S. Riepe         Vice President

/s/M. David Testa      Director                March 13, 1998
M. David Testa

*                      Director                March 13, 1998
Hubert D. Vos

*                      Director                March 13, 1998
Paul M. Wythes

/s/Henry H. Hopkins    Attorney-In-Fact        March 13, 1998
Henry H. Hopkins